Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 866	$ 859	$ 805	$ 694	$ 732	$ 718	$ 716	$ 485	$ 3,224	$ 2,651
Items not requiring (providing) cash
Depreciation and amortization									934	960
Amortization of ESOP and share-based compensation plans									164	163
Gain on Corporate owned life insurance									763	236
Investing Activities
Net cash provided by financing activities									(29,843)	2,122
Financing Activities
Dividends paid to stockholders									(2,259)	(1,773)
Treasury stock -net									19	39
Net Change in Cash and Cash Equivalents									(26,463)	15,690
Cash and Cash Equivalents, Beginning of Year				39,164				23,474	39,164	23,474
Cash and Cash Equivalents, End of Year	12,701				39,164				12,701	39,164
Parent Company
Operating Activities
Net income									3,224	2,651
Items not requiring (providing) cash
Depreciation and amortization									13	12
Equity in undistributed income of subsidiary									(817)	(96)
Amortization of ESOP and share-based compensation plans									360	355
Gain on Corporate owned life insurance									29	0
Net change in other assets and other liabilities									(11)	(697)
Net cash provided by operating activities									2,798	2,225
Investing Activities
Redemption of Corporate owned life insurance									289	39
Net cash provided by financing activities									289	(1,734)
Financing Activities
Dividends paid to stockholders									(2,259)	(1,773)
Treasury stock -net									19	39
Net cash used in financing activities									(2,240)	(1,734)
Net Change in Cash and Cash Equivalents									847	491
Cash and Cash Equivalents, Beginning of Year				$ 2,608				$ 2,117	2,608	2,117
Cash and Cash Equivalents, End of Year	$ 3,455				$ 2,608				$ 3,455	$ 2,608